Other Post-Employment Benefits - Summary of statements of financial position (Detail) - Other Post Employment Benefits [Member]	4 Months Ended	8 Months Ended	12 Months Ended
	Jul. 31, 2022 [1]	Mar. 31, 2023 [2]	Mar. 31, 2024
Statement [Line Items]
Defined benefit obligation	4.31%	4.79%	5.04%
Current service cost	4.46%	4.88%	5.07%
Interest cost on benefit obligation	4.01%	4.59%	4.95%
Interest cost on current service cost	4.42%	4.86%	5.07%
Health care cost immediate trend rate	5.00%	4.99%	4.96%
Effective discount rate	4.79%	5.04%	4.85%
Health care cost immediate trend rate	4.99%	4.96%	4.90%
Health care cost ultimate trend rate	4.00%	4.00%	4.00%
Year ultimate health care cost trend rate reached	2040 years	2040 years	2040 years
Salary Increases per annum	2.00%	2.00%	2.00%
Mortality	105	105	105

[1]	Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of April 1, 2022 to July 31, 2022
[2]	Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of August 1, 2022 to March 31, 2023